Equity (Details Textual) - USD ($)			1 Months Ended					2 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended
	Dec. 10, 2015	Aug. 11, 2015	Jun. 20, 2016	May 31, 2016	Apr. 22, 2016	Oct. 31, 2015	Aug. 21, 2015	Sep. 30, 2015	May 02, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 05, 2015	Aug. 31, 2015
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									234,296
Stock Issued During Period, Value, New Issues									$ 702,888	$ 1,600
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable										$ 3,000	$ 3,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Dec. 05, 2025
Common Stock, Shares Authorized									75,000,000	75,000,000	75,000,000
Share-based Compensation, Total								$ 0			$ 208,939
Class of Warrant or Right, Period from which Warrants or Rights Exercisable				5 years
Proceeds from Issuance Initial Public Offering								$ 0			$ 9,167,071
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				107,802
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 7.50
Common Stock Lock-Up and Leak-Out Agreements Description											These shares are subject to the following lock-up agreement, from and after the later of six months after issuance or 90 days from the effective date of our IPO registration statement until the one-year anniversary thereof, (a) the holder of the shares can sell up to 10% of the purchased shares per month, subject to a maximum sale on any trading day of 8% of the daily volume of the common stock; (b) if the common stock price is over $7.00 per share for five consecutive trading days then the holder of the shares can sell up to 20% of the purchased shares per month, subject to a maximum sale on any trading day of 10% of the daily volume of the common stock; and (c) if the common stock price is over $12.00 per share then the holder of the shares is not restricted from making any sales until such time as the common stock price falls back below $12.00 per share.
Shares Authorized									80,000,000
Preferred Stock, Shares Authorized									5,000,000	5,000,000	5,000,000
Stock Issued During Period, Value, Issued for Services										$ 2,061
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											460,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 5.83
Moleculin LLC [Member]
Class of Stock [Line Items]
Number Of Common Units To Be Issued										548,630
Common Units To Be Issued, Value										$ 548,630
Perecentage Of Units To Be Issued										3.50%
Gain (Loss) on Extinguishment of Debt						$ 548,630
Moleculin LLC [Member] | First Distribution [Member]
Class of Stock [Line Items]
Cash Distribution Perecentage On Original Capital Contribution										150.00%
Moleculin LLC [Member] | Second Distribution [Member]
Class of Stock [Line Items]
Cash Distribution Perecentage On Original Capital Contribution										300.00%
PCG Advisory Group [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			24,000
Stock Issued During Period, Value, Issued for Services			$ 157,688
Warrant [Member]
Class of Stock [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 374,763
Fair Value Inputs, Discount Rate				1.39%
Fair Value Assumptions, Expected Term				5 years
Fair Value Assumptions, Expected Volatility Rate				80.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments				$ 0
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,540,026
Shares Issued, Price Per Share				$ 6.00
Proceeds from Issuance Initial Public Offering				$ 8,464,183
2015 Stock Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,500,000							1,500,000
2015 Stock Plan [Member] | AnnaMed, Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions							1,431,000
Stock Issued During Period, Value, Acquisitions							$ 1,431
Director And Officers [Member]
Class of Stock [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable											$ 3,000
Common Stock, Shares Authorized													4,600,000
Common Stock, Value, Subscriptions													$ 4,600
Director And Officers [Member] | 2015 Stock Plan [Member]
Class of Stock [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable										$ 3,000
Employee And Board Of Directors [Member]
Class of Stock [Line Items]
Share-based Compensation, Total											$ 51,251
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											460,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											$ 1,725,052
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions											1.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments											$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining in Period											50,000
Employee And Board Of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 5.85
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											70.44%
Employee And Board Of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 5.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											6 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											70.18%
Chief Financial Officer [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0
Chief Financial Officer [Member] | 2015 Stock Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 27,390
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	2.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	74.20%
MD Anderson [Member] | 2015 Stock Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		630,000
Stock Issued During Period, Value, Issued for Services		$ 630